Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Accounts Payable And Accrued Liabilities [Abstract]
Disclosure of accounts payable and accrued liabilities [Table Text Block]
	December 31, 2023	December 31, 2022
Accounts payable	$25,314	$20,459
Accrued liabilities	4,531	3,122
Accrued financial costs	1,543	287
Other taxes	775	3,092
Total	$32,163	$26,960

Current	$31,439	$26,634
Non-current	724	326
Total	$32,163	$26,960